COMMITMENT AND CONTINGENCIES (Details3) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
COMMITMENT AND CONTINGENCIES
Right-of-use assets	$ 4,984	$ 19,789	$ 76,871
Lease liability obligations, current	4,984	19,789
Lease liability obligations, noncurrent	0	0
Total lease liability obligations	$ 0	$ 19,789
Weighted-average remaining lease term	1 month 15 days	3 months 29 days
Weighted-average discount rate	6.00%	6.00%